Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories
Inventories consist of the following:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR

Raw materials	826.8	1,238.3
Work-in-process	1,430.7	1,537.5
Finished products	1,048.0	1,105.0

Inventories, gross	3,305.5	3,880.8
Provision to net realizable value	(349.9)	(441.3)
Inventories, net	2,955.6	3,439.5

1.
As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.

Allowance for Obsolescence and/or Lower Market Value
A summary of activity in the provision to net realizable value is as follows:

Year ended December 31	2017	2018
(in millions)	EUR	EUR

Balance at beginning of year	(382.7)	(349.9)
Addition for the year	(120.1)	(218.2)
Effect of changes in exchange rates	7.9	4.2
Utilization of the provision	145.0	122.6
Balance at end of year	(349.9)	(441.3)